Pension And Postretirement Benefit Costs (Schedule Of Expected Benefit Payments) (Details) (Postretirement Benefits [Member], USD $)	Dec. 31, 2012
Postretirement Benefits [Member]
2013	$ 1,627,819
2014	1,783,550
2015	1,897,785
2016	1,940,507
2017	1,994,800
Five fiscal years ending	$ 10,529,561